SUPPLEMENTARY PENSION PLANS	12 Months Ended
Dec. 31, 2025
Supplementary Pension Plans
SUPPLEMENTARY PENSION PLANS

41)	SUPPLEMENTARY PENSION PLANS

Bradesco and its subsidiaries sponsor a private defined contribution pension for its employees, including management, that allows financial resources to be accumulated by participants throughout their careers by means of employee and employer contributions and invested in an Exclusive Investment Fund (FIE). The plan is managed by Bradesco Vida e Previdência S.A. and Banco Bradesco S.A. is responsible for the financial management of the FIEs funds.

The supplementary pension plan counts on contributions from employees and managers of Bradesco and its subsidiaries equivalent to at least 4% of the salary by employees and, 5% of the salary, plus the percentage allocated to covers of risk benefits (invalidity and death) by the company. Actuarial obligations of the defined contribution plan are fully covered by the plan assets of the corresponding FIE. In addition to the plan, in 2001, participants who chose to migrate from the defined benefit plan are guaranteed a proportional deferred benefit, corresponding to their accumulated rights in that plan. For the active participants, retirees and pensioners of the defined benefit plan, now closed to new members, the present value of the actuarial obligations of the plan is fully covered by guarantee assets.

Kirton Bank S.A. Banco Múltiplo and Ágora Corretora de Seguros S.A. sponsor supplementary pension plans in the variable contribution and defined benefit modalities, through the Baneb Social Security Foundation – Bases, for Baneb employees.

Banco Bradesco S.A. sponsors a supplementary pension plan in the variable contribution format, through Caixa de Assistência e Aposentadoria dos Funcionários do Banco do Estado do Maranhão (Capof), to employees originating from Banco BEM S.A.

Banco Bradesco S.A. sponsors a supplementary pension plan in the defined benefit format through Caixa de Previdência Privada Bec – Cabec for employees of Banco do Estado do Ceará S.A.

Banco Bradesco S.A., Kirton Bank S.A. Banco Múltiplo, Bradesco Capitalização S.A., Bradescor Corretora de Seguros Ltda., Bradesco Kirton Corretora de Câmbio S.A. and Bradesco Seguros S.A. sponsor a supplementary pension plan in the defined benefit modality, through Multibra Fundo de Pensão, for employees from Banco Bamerindus do Brasil S.A..

Banco Bradesco S.A. also took on the obligations of Kirton Bank S.A. Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A., as well the Health Plan of employees from Lloyds.

Bradesco and its subsidiaries, as sponsors of these plans, considering economic and actuarial studies, calculated their actuarial commitments using the real interest rate and acknowledged in their financial statements the obligation due. The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Risk factors	On December 31
	2025	2024
Nominal discount rate	3.50% - 11.32% p.a.	3.50% - 10.94% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.50% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.50% p.a.
Initial rate of growth of medical costs	6.92% - 7.64% p.a.	7.23% - 7.64% p.a.
Inflation rate	3.50% p.a.	3.50% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-EMS
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	R$ thousands
	Retirement Benefits		Other post-employment benefits
	Year ended on December 31		Year ended on December 31
	2025	2024	2025	2024
(i) Projected benefit obligations:
At the beginning of the year	2,556,966	2,794,954	819,725	857,347
Cost of current service	327	1,179	-	-
Interest cost	258,434	249,162	83,635	78,223
Participant’s contribution	467	465	-	-
Actuarial gain/(loss) (1)	(11,271)	(218,019)	10,232	(65,504)
Transfers	-	(278)	-	-
Past service cost - plan changes	(18,286)	-	-	-
Early elimination of obligations	-	(1,284)	-	-
Benefit paid	(262,798)	(269,280)	(52,264)	(50,341)
At the end of the year	2,523,839	2,556,899	861,328	819,725

(ii) Plan assets at fair value:
At the beginning of the year	2,416,615	2,402,006	-	-
Expected earnings	245,129	214,092	-	-
Actuarial gain/(loss) (1)	(98,294)	(125,943)	-	-
Contributions received:				-
- Employer	56,179	195,343	-	-
- Employees	467	465	-	-
Transfers	-	(134)	-	-
Early elimination of obligations	-	-	-	-
Benefit paid	(262,288)	(269,281)	-	-
At the end of the year	2,357,808	2,416,548	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	62,210	57,939	-	-
Interest on the irrecoverable surplus	6,642	5,471	-	-
Change in irrecoverable surplus (1)	986	(1,200)	-	-
At the end of the year	69,838	62,210	-	-

(iv) Financed position:
Deficit plans (2)	235,869	202,561	861,328	819,725
Net balance	235,869	202,561	861,328	819,725
(1)	In the year ended December 31, 2025, the remeasurement effects recognized in Other Comprehensive Income, totaled R$(54,773) thousand, (R$87,297 thousand in 2024), net of tax effects; and
(2)	Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their consolidated financial statements the actuarial obligation due.

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

	R$ - thousand
	Year ended on December 31
	2025	2024
Projected benefit obligations:
Cost of service	(17,958)	977
Cost of interest on actuarial obligations	341,787	327,252
Expected earnings from the assets of the plan	(244,914)	(214,085)
Interest on irrecoverable surplus	6,642	5,469
Net cost/(benefit) of the pension plans	85,557	119,613

As of December 31, 2025, the maturity profile of the present value of the obligations of the defined benefit plans for the next years:

	R$ thousands
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	7.91	9.53
2026	277,251	65,693
2027	292,614	68,711
2028	295,969	72,796
2029	298,759	76,963
2030	300,824	81,159
After 2031	1,506,457	467,572

In 2026, contributions to defined-benefit plans are expected to total R$23,972 thousand.

The long-term rate of return on plan assets is based on the following:

- Medium to long-term expectations of the asset managers; and

- Public and private securities, with short to long-term maturities which represent a significant portion of the investment portfolios of our subsidiaries, the return on which is higher than inflation plus interest.

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan
	2025	2024	2025	2024	2025	2024
Asset categories
Equities	-	-	1.6%	4.9%	-	-
Fixed income	95.6%	95.2%	95.6%	90.5%	100.0%	100.0%
Real estate	3.4%	3.8%	1.7%	2.3%	-	-
Other	1.0%	1.0%	1.1%	2.3%	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (6.92% – 11.32% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	11.72% - 12.32%	Increase of 1 p.p.	reduction	(237,741)
Discount rate	9.72% - 10.32%	Decrease of 1 p.p.	increase	272,395
Medical Inflation	7.92% - 8.64%	Increase of 1 p.p.	increase	70,578
Medical Inflation	5.92% - 6.64%	Decrease of 1 p.p.	reduction	(61,359)

Bradesco, in its offices abroad, provides pension plans for its employees and managers, in accordance with the standards established by the local authorities, which allows the accrual of financial resources during the professional career of the participant.

Total contributions made, in the year ended December 31, 2025, were R$346,851 thousand (R$1,007,631 thousand in 2024).